Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Cash Flows from Operating Activities:
Net (loss) income	$ (225,789)	$ (43,157)	$ (55,373)	$ (47,869)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Change in fair value of warrant liabilities	11,302
Provided by (Used in) Operating Activities:
Depreciation and amortization	659	935	1,162	1,026
Loss (Gain) on sale of fixed assets	(1)	220	219	7
Bad debt expense		33	33	0
Employee stock based compensation	160,156	27	(6)	171
Non-cash interest expense	1,061	97
Non cash interest on amounts due from stockholder	(8)	(12)
Changes in operating assets and liabilities:
Accounts receivable	(2,984)	(962)	(3,356)	(170)
Deferred costs	388	(982)	(1,038)	611
Inventories	(492)	(494)	(217)	(1,469)
Prepaid expenses and other current assets	(3,157)	(71)	(610)	(190)
Deposits and other assets	(194)	75	104	(77)
Prepaid warranty	205	157
Contract assets			424	(305)
Accounts payable	1,151	(976)	1,628	(1,191)
Accrued expenses	2,552	1,388	751	754
Income tax payable	47	58	76	7
Deferred rent	(100)	(131)	(158)	(106)
Deferred revenue	(3,934)	2,689	13,711	38
Warrants	43
Other long-term liablities payable	0	1,209
Net cash used in operating activities	(59,095)	(39,897)	(42,650)	(48,763)
Cash Flows from Investing Activities:
Purchases of property and equipment	(2,385)	(425)	(952)	(1,054)
Proceeds from the sale of fixed assets	228	81	61	22
Purchases of investments				(11,153)
Sales of investments		647		19,386
Proceeds from the maturity of investments		754	1,003	16,963
Net cash provided by investing activities	(2,156)	1,057	112	24,164
Cash Flows from Financing Activities:
Proceeds from PIPE Shares	125,000
Proceeds from borrowing of PPP loan		5,580	5,580	0
Proceeds from issuance of common stock	634	44,080	57,593	10,713
Proceeds from stock subscription	292	47	81	0
Payment of transaction costs	(21,179)
Proceed from borrowing SVB bridge loan	15,000
Payment of PPP loan	(5,580)
Merger recapitalization	4,214
Payment of loan—SVB Bridge	(15,000)
Net cash provided by financing activities	103,381	49,707	63,254	10,713
Effect of exchange rate changes on cash and cash equivalents	218	(407)	21	(2)
Net change in cash and cash equivalents	42,348	10,460	20,737	(13,888)
Cash and Cash Equivalents
Beginning of the period	31,543	10,806	10,806	24,694
End of the period	73,891	21,266	31,543	10,806
Noncash Investing and Financing Items [Abstract]
Issuance of common stock under subscription note receivable arrangements			0	95
Supplemental disclosure of non-cash activities:
Interest earned on subscription notes receivable	8	12	$ 16	$ 12
Unpaid purchases of property and equipment	(1,306)
Non-cash settlement of related party loan receivable for common shares	$ (1,075)
Unrealized loss on investment		$ (2)